STOCK COMPENSATION PLANS (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock option activity
	Options Outstanding
	Number of Shares	Weighted- Average Exercise Price	Fair Value on Grant Date	Intrinsic Value
Balances as of August 31, 2016	4,550,000	$1.32	$2,550,380	$663,500
Granted	23,800,000	1.97	33,314,610	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of August 31, 2017	28,350,000	$1.86	$35,864,990	$663,500
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of November 30, 2017	28,350,000	$1.86	$35,864,990	$663,500

	Options Outstanding
	Number of Shares	Weighted- Average Exercise Price	Fair Value on Grant Date	Intrinsic Value
Balances as of August 31, 2015	-	$-	$-	$-
Granted	4,550,000	1.32	2,550,380	21,000
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of August 31, 2016	4,550,000	1.32	2,550,380	59,500
Granted	23,800,000	1.97	33,314,610	1,982,000
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of August 31, 2017	28,350,000	$1.86	$35,864,990	$2,041,500

Schedule of information relating to exercisable stock options
Options Exercisable

Number	Weighted Average
of Shares	Exercise Price
7,100,000	$1.06

Options Exercisable

Number	Weighted Average
of Shares	Exercise Price
4,100,000	$1.29

Schedule of outstanding and exercisable stock options
Options Outstanding			Options Exercisable
Number	Weighted Average Remaining Contractual	Weighted Average	Number	Weighted Average
of Shares	life (in years)	Exercise Price	of Shares	Exercise Price
50,000	No expiration	$0.5	50,000	$0.50
4,500,000	5.97	$1.33	1,500,000	$0.75
4,500,000	6.11	$1.33	-	$-
4,500,000	6.17	$1.33	-	$-
3,750,000	5.34	$1.83	1,250,000	$1.25
6,000,000	6.34	$2.67	-	$-
50,000	4.34	$1.25	50,000	$1.25
5,000,000	6.73	$2.38	-	$-
28,350,000			2,850,000

Schedule of weighted-average grant-date fair value for non-vested stock options
		Weighted-Average
		Grant Date
		Fair Value
	Shares	Per Share
Unvested, August 31, 2016	4,500,000	$0.56
Granted	23,800,000	1.40
Vested	(4,050,000)	1.27
Forfeited	-	-
Unvested, August 31, 2017	24,250,000	$1.27
Granted	-	-
Vested	(3,000,000)	1.27
Forfeited	-	-
Unvested, November 30, 2017	21,250,000	$1.27

		Weighted-Average
		Grant Date
		Fair Value
	Shares	Per Share
Unvested, August 31, 2015	-	$-
Granted	4,550,000	0.56
Vested	(50,000)	0.56
Forfeited	-	-
Unvested, August 31, 2016	4,500,000	$0.56
Granted	23,800,000	1.40
Vested	(4,050,000)	1.27
Forfeited	-	-
Unvested, August 31, 2017	24,250,000	$1.27

Schedule of weighted-average assumptions
Three Months Ended
November 30,
	2017	2016
Expected term	4.09 - 6.48 years	1 year
Expected average volatility	177%-183%	196% - 203%
Expected dividend yield	-	-
Risk-free interest rate	1.17% - 2.25%	0.56% - 0.81%

	Years Ended August 31,
	2017	2016	2015
Expected term	4.34 – 6.73 years	5.97 – 7.97 years	-
Expected average volatility	177%-183%	179%	-
Expected dividend yield	-	-	-
Risk-free interest rate	1.17% - 2.25%	1.17% - 1.58%	-